Supplement dated September 4, 2025
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Variable Series Trust
Columbia Variable Portfolio - Acorn Fund	May 1, 2025
Effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The portfolio manager information under the caption “Fund Management” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Erika Maschmeyer, CFA	Senior Portfolio Manager	Lead Portfolio Manager	Portfolio Manager since 2019; Service with the Fund since 2016
Pratyasha Rath	Portfolio Manager	Portfolio Manager	September 2025
The portfolio manager information under the “Primary Service Provider Contracts” caption in the “More Information About the Fund” section of the Prospectus is hereby revised with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
Portfolio Management	Title	Role with Fund	Managed Fund Since
Erika Maschmeyer, CFA	Senior Portfolio Manager	Lead Portfolio Manager	Portfolio Manager since 2019; Service with the Fund since 2016
Pratyasha Rath	Portfolio Manager	Portfolio Manager	September 2025
Ms. Maschmeyer has been associated with the Investment Manager or one of its affiliates since 2016. Ms. Maschmeyer began her investment career in 2001 and earned a B.A. from Denison University and an M.B.A from the University of Chicago.
Ms. Rath has been associated with the Investment Manager or one of its affiliates since 2017. Ms. Rath began her investment career in 2007 and earned a B.A. from Delhi University, India and an M.S. from the Illinois Institute of Technology, Chicago.
The rest of the Prospectus and Summary Prospectus remain unchanged.
Shareholders should retain this Supplement for future reference.
SUP7064-0004_(09/25)